Condensed Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Statements of Financial Condition

The condensed financial statements of Sun Bancorp, Inc. are as follows:

CONDENSED STATEMENTS OF FINANCIAL CONDITION

December 31,	2014	2013
Assets:
Cash and due from banks	$29,775	$17,437
Investments in subsidiaries:
Bank subsidiaries	303,795	316,714
Non-bank subsidiaries	2,786	2,786
Accrued interest receivable and other assets	3,681	3,311

Total assets	$340,037	$340,249

Liabilities and Shareholders’ Equity:
Liabilities
Junior subordinated debentures	$92,786	$92,786
Other liabilities	1,928	2,126

Total liabilities	94,714	94,912
Shareholders’ equity	245,323	245,337

Total liabilities and shareholders’ equity	$340,037	$340,249

Condensed Statements of Operations

CONDENSED STATEMENTS OF OPERATIONS

Years Ended December 31,	2014	2013	2012
Interest expense	$(2,150)	$(2,188)	$(2,594)
Management fee	4,130	4,573	3,438
Other expenses	(4,037)	(4,311)	(3,791)

Loss before equity in undistributed loss of subsidiaries and income tax benefit	(2,057)	(1,926)	(2,947)
Equity in undistributed loss of subsidiaries	(28,480)	(8,681)	(48,560)
Income tax benefit	729	664	1,016

Net loss available to common shareholders	$(29,808)	$(9,943)	$(50,491)

Condensed Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS

Years Ended December 31,	2014	2013	2012
Operating activities:
Net loss	$(29,808)	$(9,943)	$(50,491)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Undistributed loss of subsidiaries	28,480	8,681	48,560
Stock-based compensation	226	167	(75)
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable and other assets	(730)	(621)	(1,024)
Accounts payable and other liabilities	(487)	(389)	(234)

Net cash used in operating activities	(2,319)	(2,105)	(3,264)

Investing activities:
Payments for investments in and advances to subsidiaries	(7,500)	—	(28,000)

Net cash used in investing activities	(7,500)	—	(28,000)

Financing activities:
Proceeds from issuance of common stock	22,157	1,580	1,612

Net cash provided by financing activities	22,157	1,580	1,612

Net increase (decrease) in cash	12,338	(525)	(29,652)
Cash, beginning of year	17,437	17,962	47,614

Cash, end of year	$29,775	$17,437	$17,962